CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Brookfield Renewables strategy during December 31, 2016, which was unchanged from 2015, was to maintain the measure set out in the following schedule as at December 31:
(MILLIONS)	2017	2016
Total debt
Current portion of long-term debt(1)	$1,676	$1,034
Long-term debt and credit facilities	10,090	9,148
	11,766	10,182
Deferred income tax liabilities, net(2)	3,411	3,652
Equity	14,282	12,672
Total capitalization	$29,459	$26,506
Debt to total capitalization	40%	38%

  As part of the TerraForm Global transaction, Brookfield Renewable acquired $841 million of borrowings that were immediately classified as current due to the change of control provision allowing the holders to direct TerraForm Global to redeem the bonds at 101% of par value in the first quarter of 2018. Brookfield Renewable redeemed these borrowings at approximately 107% of par value in the first quarter of 2018 with a combination of available cash on hand and proceeds from note offering that closed on February 22, 2018. See Note 20 – Cash and Cash Equivalents and Note 31 – Subsequent Events
  Deferred income tax liabilities less deferred income tax assets.